Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Class A
Common stock, par value	$ 0.50	$ 0.50	$ 0.50
Common stock, authorized	400,000,000	400,000,000	400,000,000
Common stock, issued	68,286,954	67,416,046	66,789,300
Common stock, outstanding	68,286,954	67,416,046	66,789,300	48,635,252
Common Class B
Common stock, par value	$ 0.50	$ 0.50	$ 0.50
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	34,762,909	34,762,909	34,762,909
Common stock, outstanding	34,762,909	34,762,909	34,762,909	42,716,957
Parent Company | Common Class A
Common stock, par value	$ 0.50	$ 0.50	$ 0.50
Common stock, authorized	400,000,000	400,000,000	400,000,000
Common stock, issued	68,286,954	67,416,046	66,789,300
Common stock, outstanding	68,286,954	67,416,046	66,789,300
Parent Company | Common Class B
Common stock, par value	$ 0.50	$ 0.50	$ 0.50
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	34,762,909	34,762,909	34,762,909
Common stock, outstanding	34,762,909	34,762,909	34,762,909